UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires:      May 31, 2008|
                                                   |Estimated average burden  |
                                                   |hours per response...21.09|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032
                                   --------------------------------------------

                          BARON INVESTMENT FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Patrick M. Patalino, Esq.
c/o Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   September 30
                         --------------------

Date of reporting period:  December 31, 2007
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

Baron Asset Fund

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2007 (Unaudited)

  Shares                                                 Cost        Value
--------------------------------------------------------------------------------
 Common Stocks (92.01%)
--------------------------------------------------------------------------------
           Apparel (1.71%)
 1,200,000 Polo Ralph Lauren Corp., Cl A             $ 33,320,021 $ 74,148,000

           Business Services (9.51%)
 2,000,000 Brown & Brown, Inc.                         46,427,538   47,000,000
 2,399,500 ChoicePoint, Inc./(1)(4)/                   25,259,318   87,389,790
   900,000 FactSet Research Systems, Inc.              52,974,185   50,130,000
   600,000 IHS, Inc., Cl A/(1)/                        28,072,414   36,336,000
 2,675,000 Iron Mountain, Inc./(1)/                    56,581,338   99,028,500
   250,000 Ritchie Bros. Auctioneers, Inc./(2)/        18,819,074   20,675,000
 1,150,000 Robert Half Intl., Inc.                      1,202,006   31,096,000
 1,300,000 SEI Investments Co.                         24,895,335   41,821,000
                                                     ------------ ------------
                                                      254,231,208  413,476,290

           Communications (1.98%)
   300,000 Equinix, Inc./(1)/                          25,506,560   30,321,000
   350,000 NII Holdings, Inc./(1)/                     18,811,028   16,912,000
 1,150,000 SBA Communications Corp., Cl A/(1)/         40,601,981   38,916,000
                                                     ------------ ------------
                                                       84,919,569   86,149,000

           Consulting (2.01%)
   550,000 Corporate Executive Board Co.               46,226,914   33,055,000
 2,700,000 Gartner, Inc./(1)/                          66,668,546   47,412,000
   200,000 Moody's Corp.                                5,136,492    7,140,000
                                                     ------------ ------------
                                                      118,031,952   87,607,000

           Consumer Services (0.02%)
   275,600 Alibaba.com, Ltd., 144A/(1)(2)/                484,834      994,965

           Distribution (2.14%)
 1,350,000 Fastenal Co.                                54,551,049   54,567,000
   950,000 MSC Industrial Direct Co., Inc., Cl A       47,569,621   38,446,500
                                                     ------------ ------------
                                                      102,120,670   93,013,500

           Education (1.52%)
 1,275,000 DeVry, Inc.                                  7,614,588   66,249,000

           Energy Services (8.71%)
 1,100,000 Covanta Holding Corp./(1)/                  25,867,926   30,426,000
 1,200,000 Helmerich & Payne, Inc.                     38,464,161   48,084,000
   520,000 Petroplus Holdings AG, 144A/(1)(2)/         36,057,075   40,280,882
    70,000 SandRidge Energy, Inc./(1)/                  1,820,000    2,510,200
   500,000 SEACOR Holdings, Inc./(1)/                  14,322,278   46,370,000
   525,000 SunPower Corp., Cl A/(1)/                   22,142,131   68,454,750
   200,000 Ultra Petroleum Corp./(1)/                   4,847,419   14,300,000
 2,500,000 XTO Energy, Inc.                            13,602,028  128,400,000
                                                     ------------ ------------
                                                      157,123,018  378,825,832

           Financial Services -- Asset
            Management (4.25%)
   600,000 AllianceBernstein Holding L.P.              24,584,256   45,150,000
 2,000,000 Eaton Vance Corp.                           54,244,546   90,820,000
   800,000 T. Rowe Price Group, Inc.                   21,584,167   48,704,000
                                                     ------------ ------------
                                                      100,412,969  184,674,000

           Financial Services -- Banking (0.86%)
   625,000 City National Corp.                         45,241,255   37,218,750

           Financial Services -- Brokerage &
            Exchanges (12.51%)
 1,925,000 Bolsa de Mercadorias e Futuros, 144A/(2)/   21,677,928   27,036,517
 1,910,800 Bovespa Holding SA, 144A/(2)/               24,712,326   36,820,472
 8,800,000 Charles Schwab Corp.                        21,422,499  224,840,000
   255,000 CME Group, Inc.                             18,498,370  174,930,000
   200,000 IntercontinentalExchange, Inc./(1)/         26,174,215   38,500,000
 1,815,000 Jefferies Group, Inc.                       51,452,427   41,835,750
                                                     ------------ ------------
                                                      163,937,765  543,962,739

           Financial Services --
            Insurance (3.64%)
 1,300,000 Arch Capital Group, Ltd./(1)(2)/            54,246,056   91,455,000
 1,000,000 Assurant, Inc.                              37,153,168   66,900,000
                                                     ------------ ------------
                                                       91,399,224  158,355,000
                      See Notes to Schedule of Investments

     Shares                                             Cost        Value
--------------------------------------------------------------------------------
  Common Stocks (continued)
--------------------------------------------------------------------------------
            Financial Services --
             Miscellaneous (0.30%)
    400,000 Redecard SA, GDR 144A/(2)/              $ 13,641,149 $ 12,943,840

            Gaming Services (1.15%)
  1,500,000 Scientific Games Corp., Cl A/(1)/         45,507,788   49,875,000

            Government Services (1.27%)
  2,750,000 SAIC, Inc./(1)/                           49,157,711   55,330,000

            Healthcare Facilities (2.04%)
  1,300,000 Brookdale Senior Living, Inc.             54,371,093   36,933,000
  1,400,000 Community Health Systems, Inc./(1)/       42,469,811   51,604,000
                                                    ------------ ------------
                                                      96,840,904   88,537,000

            Healthcare Products (2.62%)
  1,150,000 DENTSPLY International, Inc.              25,389,865   51,773,000
    800,000 Henry Schein, Inc./(1)/                   22,796,151   49,120,000
    200,000 Zimmer Holdings, Inc./(1)/                 6,087,903   13,230,000
                                                    ------------ ------------
                                                      54,273,919  114,123,000

            Healthcare Services (7.70%)
    850,000 Covance, Inc./(1)/                        50,799,180   73,627,000
  1,230,000 IDEXX Laboratories, Inc./(1)/             51,189,620   72,114,900
  1,200,000 Stericycle, Inc./(1)/                     37,558,043   71,280,000
    850,000 Thermo Fisher Scientific, Inc./(1)/       24,522,276   49,028,000
  1,550,000 VCA Antech, Inc./(1)/                     54,259,104   68,556,500
                                                    ------------ ------------
                                                     218,328,223  334,606,400

            Healthcare Services --
             Insurance (1.16%)
    575,000 WellPoint, Inc./(1)/                      14,030,049   50,444,750

            Hotels and Lodging (0.65%)
    850,000 Choice Hotels Intl., Inc.                  4,185,563   28,220,000

            Manufacturing (0.73%)
    700,000 Embraer - Empresa Brasileira de
             Aeronautica S.A., ADR/(2)/               28,624,174   31,913,000

            Media (1.66%)
  1,500,000 Lamar Advertising Co., Cl A/(1)/          84,423,700   72,105,000

            Real Estate (1.61%)
  2,150,000 CB Richard Ellis Group, Inc., Cl A/(1)/   29,735,448   46,332,500
    425,532 Corrections Corp. of America/(1)/              1,419   12,557,449
    250,000 Forest City Enterprises, Inc., Cl A       11,019,673   11,110,000
                                                    ------------ ------------
                                                      40,756,540   69,999,949

            Real Estate -- REITs (3.40%)
    314,000 Alexander's, Inc./(1)(5)/                 20,453,936  110,920,500
    800,000 Douglas Emmett, Inc.                      17,052,243   18,088,000
    200,000 SL Green Realty Corp.                     16,753,741   18,692,000
                                                    ------------ ------------
                                                      54,259,920  147,700,500

            Recreation and Resorts (8.71%)
  1,300,000 Boyd Gaming Corp.                         54,856,924   44,291,000
  3,000,000 Vail Resorts, Inc./(1)(5)/                61,273,805  161,430,000
    155,000 Wynn Resorts, Ltd.                         1,068,024   17,380,150
  1,459,408 Wynn Resorts, Ltd./(3)/                   21,345,164  155,461,248
                                                    ------------ ------------
                                                     138,543,917  378,562,398

            Restaurants (0.71%)
  1,300,000 Cheesecake Factory, Inc./(1)/             30,439,703   30,823,000

            Retail -- Consumer Staples (1.17%)
  1,250,000 Whole Foods Market, Inc.                  41,811,475   51,000,000

            Retail -- Specialty Stores (3.55%)
  1,600,000 CarMax, Inc./(1)/                         25,789,558   31,600,000
  1,050,000 Dick's Sporting Goods, Inc./(1)/          30,134,570   29,148,000
    900,000 O'Reilly Automotive, Inc./(1)/            26,139,928   29,187,000
  1,400,000 Tiffany & Co.                             47,758,983   64,442,000
                                                    ------------ ------------
                                                     129,823,039  154,377,000

            Software (0.21%)
    500,000 Nuance Communications, Inc./(1)/           8,985,814    9,340,000

                      See Notes to Schedule of Investments

     Shares                                          Cost           Value
--------------------------------------------------------------------------------
  Common Stocks (continued)
--------------------------------------------------------------------------------
               Transportation (2.96%)
     1,550,000 C. H. Robinson Worldwide, Inc.   $   30,028,921 $   83,886,000
     1,000,000 Expeditors International of
                Washington, Inc.                    26,231,901     44,680,000
                                                -------------- --------------
                                                    56,260,822    128,566,000

               Utility Services (1.55%)
     2,300,000 Southern Union Co.                   30,218,480     67,528,000
                                                -------------- --------------
  Total Common Stocks                            2,298,949,963  4,000,668,913
                                                -------------- --------------
  ----------------------------------------------------------------------------
  Private Equity Investments (3.26%)
  ----------------------------------------------------------------------------
               Education (0.00%)
       105,264 Apollo International, Inc.
                S-A Conv. Pfd./(1)(3)(5)/              800,006              0

               Financial Services -- Asset
                Management (1.29%)
     5,600,004 Windy City Investments
                Holdings LLC/(1)(3)/
                (formerly Nuveen
                Investments, Inc., Cl A)            31,960,710     56,000,035

               Healthcare Services (0.41%)
         6,841 Somerford Corp.
                S-A Conv. Pfd./(1)(3)/              10,951,003     18,000,773

               Recreation and Resorts (1.56%)
     5,200,000 Kerzner Intl. Holdings, Ltd.,
                Cl A/(1)(2)(3)/                     52,000,000     67,600,000
                                                -------------- --------------
  Total Private Equity Investments                  95,711,719    141,600,808
                                                -------------- --------------

  Principal Amount
  --------------------------------------------- -------------- --------------
  Short Term Investments (5.55%)
  ----------------------------------------------------------------------------
               Short Term Money Market
                Instruments
  $241,444,716 Repurchase Agreement with
                Fixed Income Clearing Corp.,
                dated 12/31/2007,
                1.10% due 01/02/2008;
                Proceeds at maturity -
                $241,459,470; (Fully
                collateralized by U.S. Treasury
                Note, 5.00% due 08/15/2011;
                Market value - $96,975,000
                and U.S. Treasury Note,
                4.50% due 02/28/2011;
                Market value - $117,379,300
                and U.S. Treasury Note,
                3.625% due 12/31/2012;
                Market value $31,923,281)          241,444,716    241,444,716
                                                -------------- --------------
  Total Investments (100.82%)                   $2,636,106,398  4,383,714,437
                                                ==============
  Liabilities Less Cash and Other
   Assets (-0.82%)                                                (35,801,822)
                                                               --------------
  Net Assets (Equivalent to $63.77 per share
   based on 68,181,087 shares outstanding)                     $4,347,912,615
                                                               ==============
----------------
%      Represents percentage of net assets.
/(1)/  Non-income producing securities.
/(2)/  Foreign domiciled corporation.
/(3)/  Restricted and Fair Valued Securities.
/(4)/  Represents securities or a portion thereof, in segregated custodian account.
/(5)/  An "affiliated" investment may include any company in which the Fund owns
       5% or more of its outstanding voting shares.
/ADR/  American Depositary Receipt.
/GDR/  Global Depositary Receipt.
/144A/ Security is exempt from registration under Rule 144A of the Securities
       Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the
       Board of Trustees, unless otherwise noted.

                   See Notes to Schedule of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2007 (Unaudited)

     Shares                                            Cost        Value
--------------------------------------------------------------------------------
    Common Stocks (85.95%)
--------------------------------------------------------------------------------
              Advertising Services (0.32%)
      450,000 Harte-Hanks, Inc.                    $  7,987,320 $  7,785,000
      550,000 National CineMedia, Inc.               13,700,128   13,865,500
                                                   ------------ ------------
                                                     21,687,448   21,650,500

              Apparel (1.94%)
    2,700,000 Carter's, Inc./(1)/                    35,977,021   52,245,000
    1,850,000 Under Armour, Inc., Cl A/(1)/          69,525,189   80,789,500
                                                   ------------ ------------
                                                    105,502,210  133,034,500

              Automotive Parts (3.17%)
    2,725,000 Copart, Inc./(1)/                      69,029,357  115,948,750
    4,817,316 LKQ Corp./(1)/                         65,314,216  101,259,982
                                                   ------------ ------------
                                                    134,343,573  217,208,732

              Building Materials (0.26%)
    1,050,000 Apogee Enterprises, Inc.               22,159,215   17,965,500

              Business Services (2.21%)
      600,000 Brown & Brown, Inc.                     9,830,330   14,100,000
    1,474,800 ChoicePoint, Inc./(1)(4)/              31,146,069   53,712,216
       40,000 FactSet Research Systems, Inc.          2,040,491    2,228,000
      387,100 IHS, Inc., Cl A/(1)/                   15,877,527   23,442,776
    4,000,000 Integrated Distribution Services
               Group, Ltd./(2)/                      15,141,069   12,311,796
      102,500 MSCI, Inc., Cl A/(1)/                   2,609,245    3,936,000
      509,065 Ritchie Bros. Auctioneers, Inc./(2)/   36,049,076   42,099,676
                                                   ------------ ------------
                                                    112,693,807  151,830,464

              Communications (2.39%)
    1,050,000 Equinix, Inc./(1)/                     34,189,968  106,123,500
    1,700,000 SBA Communications Corp., Cl A/(1)/     6,533,038   57,528,000
                                                   ------------ ------------
                                                     40,723,006  163,651,500

              Consulting (0.19%)
      750,000 Gartner, Inc./(1)/                     16,609,455   13,170,000

              Consumer Products (1.63%)
    1,575,000 Church & Dwight Co., Inc.              58,038,013   85,160,250
      990,720 Marvel Entertainment, Inc./(1)/        25,326,761   26,462,131
                                                   ------------ ------------
                                                     83,364,774  111,622,381

              Consumer Services (3.15%)
    1,350,000 Chemed Corp./(5)/                      51,815,546   75,438,000
    1,200,000 Morningstar, Inc./(1)/                 26,102,655   93,300,000
    1,250,000 Sotheby's                              44,184,540   47,625,000
                                                   ------------ ------------
                                                    122,102,741  216,363,000

              Education (4.54%)
    3,700,000 DeVry, Inc./(5)/                       62,024,338  192,252,000
      700,000 Strayer Education, Inc.                57,859,739  119,406,000
                                                   ------------ ------------
                                                    119,884,077  311,658,000

              Energy Services (8.14%)
      550,000 Carrizo Oil & Gas, Inc./(1)/           21,415,856   30,112,500
      400,000 Core Laboratories N.V./(1)(2)/         19,417,274   49,888,000
      800,000 Dresser-Rand Group, Inc./(1)/          19,155,509   31,240,000
    3,100,000 Encore Acquisition Co./(1)(5)/         51,499,113  103,447,000
    1,450,000 EXCO Resources, Inc./(1)/              21,822,215   22,446,000
    2,200,000 FMC Technologies, Inc./(1)/            25,188,996  124,740,000
    1,050,000 Helmerich & Payne, Inc.                24,393,872   42,073,500
      637,500 PHI, Inc./(1)/                         18,390,290   19,775,250
      487,500 Range Resources Corp.                   8,333,342   25,038,000
      500,101 SEACOR Holdings, Inc./(1)/             23,391,927   46,379,367
    1,000,000 TETRA Technologies, Inc./(1)/          19,734,314   15,570,000
      650,000 Whiting Petroleum Corp./(1)/           22,550,925   37,479,000
      275,000 Willbros Group, Inc./(1)(2)/            9,445,483   10,529,750
                                                   ------------ ------------
                                                    284,739,116  558,718,367

              Financial Services -- Asset
               Management (1.61%)
    1,950,000 Cohen & Steers, Inc.                   38,355,016   58,441,500
      650,000 Eaton Vance Corp.                      11,290,146   29,516,500
      325,000 GAMCO Investors, Inc., Cl A             6,570,340   22,490,000
                                                   ------------ ------------
                                                     56,215,502  110,448,000
                      See Notes to Schedule of Investments

   Shares                                                 Cost        Value
--------------------------------------------------------------------------------
Common Stocks (continued)
-------------------------------------------------------------------------------
          Financial Services -- Banking (3.82%)
  700,000 Cathay General Bancorp                      $ 25,462,218 $ 18,543,000
  500,000 Center Financial Corp.                        10,974,020    6,160,000
  800,000 Central Pacific Financial Corp.               28,316,418   14,768,000
  875,000 Frontier Financial Corp.                      20,969,282   16,248,750
1,200,000 Glacier Bancorp, Inc.                         28,784,986   22,488,000
1,700,000 SVB Financial Group/(1)(5)/                   85,140,344   85,680,000
4,500,000 UCBH Holdings, Inc.                           89,138,096   63,720,000
1,150,000 Virginia Commerce Bancorp, Inc./(1)/          22,047,505   13,489,500
1,125,000 Western Alliance Bancorporation/(1)/          37,506,290   21,116,250
                                                      ------------ ------------
                                                       348,339,159  262,213,500

          Financial Services -- Brokerage &
           Exchanges (3.00%)
  863,400 Evercore Partners, Inc., Cl A                 23,023,249   18,606,270
1,350,000 FCStone Group, Inc./(1)/                      27,554,759   62,140,500
4,800,000 Jefferies Group, Inc.                         73,517,475  110,640,000
1,050,000 Thomas Weisel Partners Group, Inc./(1)/       19,552,422   14,416,500
                                                      ------------ ------------
                                                       143,647,905  205,803,270

          Financial Services -- Insurance
           (1.74%)
1,650,000 Arch Capital Group, Ltd./(1)(2)/              51,045,431  116,077,500
  200,000 CNinsure, Inc., ADR/(1)(2)/                    3,287,879    3,150,000
                                                      ------------ ------------
                                                        54,333,310  119,227,500

          Financial Services --
           Miscellaneous (1.47%)
  775,000 Bankrate, Inc./(1)/                           34,529,128   37,269,750
1,400,000 National Financial Partners Corp.             73,758,637   63,854,000
                                                      ------------ ------------
                                                       108,287,765  101,123,750

          Food (1.24%)
1,400,000 Ralcorp Holdings, Inc./(1)(5)/                53,671,573   85,106,000

          Gaming Services (0.63%)
1,300,000 Scientific Games Corp., Cl A/(1)/             32,010,748   43,225,000

          Healthcare Facilities (1.65%)
2,000,000 Community Health Systems, Inc./(1)/           49,858,101   73,720,000
  724,600 Emeritus Corp./(1)/                           21,783,313   18,223,690
  500,000 Skilled Healthcare Group, Inc., Cl A/(1)/      7,872,341    7,315,000
  800,000 Sun Healthcare Group, Inc./(1)/                9,382,532   13,736,000
                                                      ------------ ------------
                                                        88,896,287  112,994,690

          Healthcare Products (1.58%)
2,000,000 Edwards Lifesciences Corp./(1)/               59,602,587   91,980,000
  850,000 PSS World Medical, Inc./(1)/                  17,338,615   16,634,500
                                                      ------------ ------------
                                                        76,941,202  108,614,500

          Healthcare Services (5.58%)
1,050,000 Charles River Laboratories Intl., Inc./(1)/   30,142,796   69,090,000
  800,000 Gen-Probe, Inc./(1)/                          33,725,299   50,344,000
1,700,000 Healthways, Inc./(1)/                         78,382,922   99,348,000
7,188,166 HLTH Corp./(1)/                              101,715,547   96,321,424
  320,000 IDEXX Laboratories, Inc./(1)/                  9,006,923   18,761,600
  800,000 NightHawk Radiology Holdings, Inc./(1)/       14,085,701   16,840,000
1,275,000 Odyssey HealthCare, Inc./(1)/                 14,491,981   14,101,500
  400,700 VCA Antech, Inc./(1)/                         11,830,115   17,722,961
                                                      ------------ ------------
                                                       293,381,284  382,529,485
          Healthcare Services --
           Insurance (2.10%)
2,500,000 AMERIGROUP Corp./(1)/                         42,527,141   91,125,000
1,400,000 Centene Corp./(1)/                            11,768,729   38,416,000
  350,000 WellCare Health Plans, Inc./(1)/              14,470,084   14,843,500
                                                      ------------ ------------
                                                        68,765,954  144,384,500

          Hotels and Lodging (1.14%)
2,210,900 Choice Hotels Intl., Inc.                     48,909,219   73,401,880
  575,000 Kingdom Hotel Investments, GDR/(1)(2)/         5,149,127    4,686,250
                                                      ------------ ------------
                                                        54,058,346   78,088,130

                     See Notes to Schedule of Investments.

     Shares                                     Cost        Value
--------------------------------------------------------------------------------
Common Stocks (continued)
--------------------------------------------------------------------------------
                    Infrastructure
                     (2.77%)
          3,451,222 AECOM Technology
                     Corp./(1)/             $ 77,780,252 $ 98,601,413
            725,000 Layne Christensen
                     Co./(1)/                 39,718,603   35,677,250
          1,375,000 Macquarie
                     Infrastructure Co.       48,580,661   55,728,750
                                            ------------ ------------
                                             166,079,516  190,007,413

                    Leisure (0.37%)
            790,000 Allegiant Travel
                     Co./(1)/                 25,093,767   25,390,600

                    Media (1.05%)
            600,000 Central European
                     Media Enterprises,
                     Ltd., Cl A/(1)(2)/       29,408,871   69,588,000
            172,191 TechTarget, Inc./(1)/      2,490,137    2,544,983
                                            ------------ ------------
                                              31,899,008   72,132,983
                    Real Estate (2.59%)
          4,950,000 CB Richard Ellis
                     Group, Inc., Cl
                     A/(1)/                   35,102,586  106,672,500
            925,000 CoStar Group, Inc./(1)/   39,770,736   43,706,250
          1,000,000 HFF, Inc., Cl A/(1)/      18,032,791    7,740,000
            550,000 St. Joe Company           17,715,292   19,530,500
                                            ------------ ------------
                                             110,621,405  177,649,250

                    Real Estate --
                     Home Building (0.58%)
          1,050,000 Brookfield Homes
                     Corp.                    35,280,147   16,590,000
            625,000 M.D.C. Holdings,
                     Inc.                     31,144,412   23,206,250
                                            ------------ ------------
                                              66,424,559   39,796,250

                    Real Estate -- REITs
                     (2.12%)
          1,475,000 Acadia Realty Trust       39,458,028   37,774,750
            136,838 Alexander's, Inc./(1)/    29,189,317   48,338,023
          1,500,000 Digital Realty Trust,
                     Inc.                     54,621,488   57,555,000
            325,000 Winthrop Realty
                     Trust                     1,762,869    1,719,250
                                            ------------ ------------
                                             125,031,702  145,387,023

                    Recreation and
                     Resorts (6.84%)
          2,850,000 Ameristar Casinos,
                     Inc.                     67,561,095   78,489,000
            200,000 Boyd Gaming Corp.          5,345,492    6,814,000
          1,600,000 Gaylord
                     Entertainment
                     Co./(1)/                 75,047,903   64,752,000
          1,450,000 Isle of Capri Casinos,
                     Inc./(1)/                30,683,260   19,966,500
            575,000 Penn National
                     Gaming, Inc./(1)/        16,140,523   34,241,250
          2,900,000 Pinnacle
                     Entertainment,
                     Inc./(1)/                91,266,677   68,324,000
            877,978 Steiner Leisure,
                     Ltd./(1)(5)/             41,430,816   38,771,508
          1,250,000 Vail Resorts, Inc./(1)/   21,897,070   67,262,500
            300,000 Wynn Resorts, Ltd.         4,914,968   33,639,000
            537,677 Wynn Resorts, Ltd./(3)/    7,863,993   57,275,236
                                            ------------ ------------
                                             362,151,797  469,534,994

                      See Notes to Schedule of Investments

    Shares                                                 Cost          Value
-------------------------------------------------------------------------------------
Common Stocks (continued)
-------------------------------------------------------------------------------------
                    Restaurants
                     (2.85%)
          1,350,000 California Pizza
                     Kitchen, Inc./(1)/                $    23,047,680 $ 21,019,500
          3,675,000 Cheesecake Factory,
                     Inc./(1)(5)/                           85,772,814   87,134,250
             91,193 Chipotle Mexican
                     Grill, Inc., Cl A/(1)/                  3,795,605   13,411,755
          1,500,000 Panera Bread Co., Cl
                     A/(1)/                                 60,936,852   53,730,000
            700,000 Peet's Coffee & Tea,
                     Inc./(1)(5)/                           15,273,681   20,349,000
                                                          ------------ ------------
                                                           188,826,632  195,644,505

                    Retail -- Consumer
                     Staples (0.38%)
          1,500,000 China Nepstar Chain
                     Drugstore,
                     Ltd., ADR/(1)(2)/                      27,589,512   26,370,000

           Retail -- Specialty
            Stores (8.08%)
   800,000 Blue Nile, Inc./(1)/                           23,190,334     54,448,000
 1,450,000 Cabela's, Inc., Cl A/(1)/                      31,369,175     21,851,500
 3,300,000 CarMax, Inc./(1)/                              34,948,928     65,175,000
 5,000,000 Dick's Sporting Goods, Inc./(1)/               86,074,246    138,800,000
 1,500,000 DSW, Inc., Cl A/(1)/                           37,572,261     28,140,000
 2,900,000 J. Crew Group, Inc./(1)/                       93,937,342    139,809,000
 4,500,000 Penske Automotive Group, Inc.                  92,701,894     78,570,000
   625,000 Tractor Supply Co./(1)/                        24,758,679     22,462,500
   307,725 Ulta Salon, Cosmetics &
            Fragrance, Inc./(1)/                           8,815,819      5,277,484
                                                      -------------- --------------
                                                         433,368,678    554,533,484

           Software (0.57%)
 2,000,000 Allscripts Healthcare Solutions,
            Inc./(1)/                                     54,185,775     38,840,000

           Transportation (1.91%)
   750,000 Aircastle, Ltd.                                24,183,365     19,747,500
 1,000,000 American Railcar Industries, Inc.              24,363,154     19,250,000
 2,000,000 Genesee & Wyoming, Inc., Cl A/(1)/             32,221,169     48,340,000
   550,000 Landstar System, Inc.                          13,610,267     23,182,500
 1,050,000 UTI Worldwide, Inc./(2)/                       24,275,698     20,580,000
                                                      -------------- --------------
                                                         118,653,653    131,100,000

           Utility Services (2.34%)
 2,000,000 ITC Holdings Corp.                             57,396,900    112,840,000
 1,627,498 Southern Union Co.                             19,474,277     47,783,341
                                                      -------------- --------------
                                                          76,871,177    160,623,341
                                                      -------------- --------------
Total Common Stocks                                    4,229,155,638  5,897,641,112
                                                      -------------- --------------
-----------------------------------------------------------------------------------
Private Equity Investments (4.73%)
-----------------------------------------------------------------------------------
           Financial Services -- Asset
            Management (0.27%)
 1,885,000 Windy City Investments
            Holdings LLC/(1)(3)/
            (formerly Nuveen Investments,
            Inc., Cl A)                                    7,748,686     18,850,000

           Pharmaceutical (0.36%)
   750,000 Reliant Pharmaceuticals LLC,
            Series D/(1)(3)/                              15,000,000     25,029,750

           Recreation and Resorts (4.08%)
14,400,000 FC Co-Investment Partners, L.P./(1)(3)(5)/
            (formerly Station Casinos, Inc.)              37,183,676    144,000,000
 3,166,666 Fontainebleau Resorts, LLC/(1)(3)/             34,999,992     37,999,992
        15 Island Global Yachting IV
            L.P./(1)(3)(6)/                                1,450,891      1,450,600
 7,400,000 Kerzner Intl. Holdings, Ltd.,
            Cl A/(1)(2)(3)/                               74,000,000     96,200,000
                                                      -------------- --------------
                                                         147,634,559    279,650,592

           Transportation (0.02%)
   234,375 EOS Airlines, Inc., Cl C/(1)(3)/                2,500,001      1,368,985
                                                      -------------- --------------
Total Private Equity Investments                         172,883,246    324,899,327
                                                      -------------- --------------

                         See Notes to Schedule of Investments.

     Principal
      Amount                                            Cost          Value
--------------------------------------------------------------------------------
    Short Term Investments (8.72%)
--------------------------------------------------------------------------------
                    Short Term Money Market
                     Instruments
    $597,671,011    Repurchase Agreement with
                     Fixed Income Clearing Corp.,
                     dated 12/31/2007,
                     1.10% due 01/02/2008;
                     Proceeds at maturity -
                     $597,707,535;
                     (Fully collateralized by
                     U.S. Treasury Bond,
                     7.625% due 02/15/2025;
                     Market value - $1,325,250
                     and U.S. Treasury Note,
                     4.125% due 05/15/2015;
                     Market value $102,125,000
                     and U.S. Treasury Note,
                     4.50% due 02/15/2016; Market
                     value $23,237,500 and U.S.
                     Treasury Note, 4.875% due
                     08/15/2016; Market value
                     $69,935,363 and U.S.
                     Treasury Note, 3.625% due
                     12/31/2012; Market value
                     $108,192,000 and U.S.
                     Treasury Note, 6.50% due
                     02/15/2010; Market value
                     $51,358,425 and U.S.
                     Treasury Note, 5.75% due
                     08/15/2010; Market value
                     $76,212,500 and U.S.
                     Treasury Note, 4.50% due
                     02/28/2011;
                     Market value $177,245,275)    $  597,671,011 $  597,671,011
         338,295    State Street Eurodollar
                     Time Deposit,
                     1.20% due 01/02/2008                 338,295        338,295
                                                   -------------- --------------
    Total Short Term Investments                      598,009,306    598,009,306
                                                   -------------- --------------
    Total Investments (99.40%)                     $5,000,048,190  6,820,549,745
                                                   ==============
    Cash and Other Assets Less Liabilities (0.60%)                    41,181,733
                                                                  --------------
    Net Assets (Equivalent to $50.67 per share
     based on 135,414,576 shares outstanding)                     $6,861,731,478
                                                                  ==============
----------------
%     Represents percentage of net assets.
/(1)/ Non-income producing securities.
/(2)/ Foreign domiciled corporation.
/(3)/ Restricted and Fair Valued Securities.
/(4)/ Represents securities or a portion thereof, in segregated custodian account.
/(5)/ An "affiliated" investment may include any company in which the Fund owns
      5% or more of its outstanding voting shares.
/(6)/ Investment in partnership units. To date, invested $1,450,891 out of a capital commitment of $5,000,000.
/ADR/ American Depositary Receipt.
/GDR/ Global Depositary Receipt.

                     See Notes to Schedule of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2007 (Unaudited)

    Shares                                              Cost        Value
--------------------------------------------------------------------------------
   Common Stocks (91.06%)
--------------------------------------------------------------------------------
             Advertising Services (1.75%)
   2,500,000 National CineMedia, Inc./(5)/          $ 60,823,588 $ 63,025,000

             Apparel (2.32%)
   1,350,000 Carter's, Inc./(1)/                      22,342,106   26,122,500
     858,609 Fossil, Inc./(1)/                        19,011,749   36,044,406
   2,500,000 Quiksilver, Inc./(1)/                    20,155,099   21,450,000
                                                    ------------ ------------
                                                      61,508,954   83,616,906

             Building Materials (1.23%)
   1,250,000 Eagle Materials, Inc.                    23,694,578   44,350,000

             Business Services (1.82%)
     300,000 ChoicePoint, Inc./(1)/                    2,828,594   10,926,000
   1,462,500 Iron Mountain, Inc./(1)/                 10,010,524   54,141,750
      12,500 MSCI, Inc., Cl A/(1)/                       225,000      480,000
                                                    ------------ ------------
                                                      13,064,118   65,547,750

             Communications (5.96%)
   1,750,000 American Tower Corp., Cl A/(1)(4)/        6,402,929   74,550,000
     700,000 Cogent Communications Group, Inc./(1)/   16,967,485   16,597,000
   2,750,000 SBA Communications Corp., Cl A/(1)/      27,026,677   93,060,000
   1,500,000 Time Warner Telecom, Inc., Cl A/(1)/     24,518,321   30,435,000
                                                    ------------ ------------
                                                      74,915,412  214,642,000

             Consulting (2.14%)
     650,000 Corporate Executive Board Co.            27,774,516   39,065,000
   2,150,000 Gartner, Inc./(1)/                       47,433,119   37,754,000
                                                    ------------ ------------
                                                      75,207,635   76,819,000

             Consumer Products (2.59%)
     750,000 ACCO Brands Corp./(1)/                   17,460,611   12,030,000
   1,500,000 DTS, Inc./(1)(5)/                        30,934,334   38,355,000
   1,600,000 Marvel Entertainment, Inc./(1)/          36,855,202   42,736,000
                                                    ------------ ------------
                                                      85,250,147   93,121,000

             Education (4.31%)
     102,000 American Public Education, Inc./(1)/      2,040,000    4,261,560
     553,199 Capella Education Co./(1)/               19,794,628   36,212,407
      70,000 K12, Inc./(1)/                            1,260,000    1,811,600
   3,889,402 SkillSoft PLC, ADR/(1)(2)/               29,074,743   37,182,683
     444,000 Strayer Education, Inc.                  37,452,157   75,737,520
                                                    ------------ ------------
                                                      89,621,528  155,205,770

             Energy Services (7.08%)
   2,500,000 Covanta Holding Corp./(1)/               38,709,339   69,150,000
     100,000 Linn Energy LLC                           3,654,627    2,503,000
     300,000 Linn Energy LLC/(3)/                     10,050,000    7,133,550
     857,500 PHI, Inc./(1)/                           24,669,136   26,599,650
   1,000,000 SunPower Corp., Cl A/(1)/                28,341,336  130,390,000
     500,000 Willbros Group, Inc./(1)(2)/             17,047,805   19,145,000
                                                    ------------ ------------
                                                     122,472,243  254,921,200

             Environmental (1.89%)
     850,000 Clean Harbors, Inc./(1)/                 44,951,237   43,945,000
   1,000,000 Nalco Holding Co.                        17,014,844   24,180,000
                                                    ------------ ------------
                                                      61,966,081   68,125,000

             Financial Services -- Asset
              Management (1.30%)
   1,250,000 GLG Partners, Inc./(1)/
              (formerly Freedom Acquisition
              Holdings, Inc.)                         13,645,796   17,000,000
   1,300,000 GLG Partners, Inc., Units/(1)(6)/
              (formerly Freedom Acquisition
              Holdings, Inc., Units)                  14,215,000   26,299,000
     300,000 Pzena Investment Management, Inc.,
              Cl A                                     5,702,209    3,420,000
                                                    ------------ ------------
                                                      33,563,005   46,719,000

                      See Notes to Schedule of Investments

    Shares                                                Cost        Value
--------------------------------------------------------------------------------
Common Stocks (continued)
-------------------------------------------------------------------------------
             Financial Services --
              Insurance (0.39%)
     200,000 Arch Capital Group, Ltd./(1)(2)/         $  5,515,966 $ 14,070,000


           Financial Services --
            Miscellaneous (1.52%)
   750,000 Bankrate, Inc./(1)/                          34,355,040   36,067,500
 1,325,000 KKR Financial Holdings LLC                   28,400,495   18,616,250
                                                      ------------ ------------
                                                        62,755,535   54,683,750

           Food (1.06%)
 3,500,000 Smart Balance, Inc./(1)(5)/                  33,367,601   38,255,000

           Gaming Services (0.12%)
 1,000,000 Cash Systems, Inc./(1)(5)/                    6,420,000    4,420,000

           Government Services (6.09%)
 1,500,000 AeroVironment, Inc./(1)(5)/                  34,673,956   36,300,000
 2,750,000 FLIR Systems, Inc./(1)/                      22,163,891   86,075,000
 2,500,000 L-1 Identity Solutions, Inc./(1)/            43,586,514   44,875,000
 1,623,700 Stanley, Inc./(1)(5)/                        24,735,335   51,990,874
                                                      ------------ ------------
                                                       125,159,696  219,240,874

           Healthcare Facilities (2.76%)
 1,400,000 Brookdale Senior Living, Inc.                34,154,493   39,774,000
 1,500,000 Emeritus Corp./(1)/                          45,585,857   37,725,000
 1,500,000 Skilled Healthcare Group, Inc., Cl A/(1)/    23,639,113   21,945,000
                                                      ------------ ------------
                                                       103,379,463   99,444,000

           Healthcare Services (2.49%)
   112,500 athenahealth, Inc./(1)/                       2,025,000    4,050,000
   475,000 Gen-Probe, Inc./(1)/                         21,507,724   29,891,750
   850,000 inVentiv Health, Inc./(1)/                   25,051,722   26,316,000
 1,389,457 NightHawk Radiology Holdings, Inc./(1)/      28,013,164   29,248,070
                                                      ------------ ------------
                                                        76,597,610   89,505,820

           Hotels and Lodging (2.16%)
 4,250,484 Kingdom Hotel Investments, GDR/(1)(2)/       37,942,684   34,641,444
18,234,000 Mandarin Oriental International, Ltd./(2)/   36,817,282   43,032,240
                                                      ------------ ------------
                                                        74,759,966   77,673,684

           Machinery & Electronics (1.07%)
   400,000 Flowserve Corp.                              11,782,709   38,480,000

           Manufacturing (5.54%)
 1,700,000 Actuant Corp., Cl A                          29,848,706   57,817,000
   932,900 HEICO Corp., Cl A                            25,105,956   39,741,540
 1,200,000 Rubicon Technology, Inc./(1)(5)/             19,700,982   28,500,000
 1,625,000 TransDigm Group, Inc./(1)/                   45,109,665   73,401,250
                                                      ------------ ------------
                                                       119,765,309  199,459,790

           Media (0.99%)
 1,500,000 CKX, Inc./(1)/                               17,362,764   18,000,000
   600,000 Dolan Media/(1)/                             10,869,263   17,502,000
                                                      ------------ ------------
                                                        28,232,027   35,502,000

           Medical Equipment (7.11%)
 1,750,000 American Medical Systems
            Holdings, Inc./(1)/                         30,654,715   25,305,000
   150,000 Hansen Medical, Inc./(1)/                     4,260,390    4,491,000
 1,600,000 Immucor, Inc./(1)/                            6,462,595   54,384,000
   225,000 Intuitive Surgical, Inc./(1)/                 3,262,500   73,012,500
   715,000 Inverness Medical Innovations, Inc./(1)/     33,700,048   40,168,700
 1,000,000 Masimo Corp./(1)/                            20,859,070   39,450,000
   500,000 Nanosphere, Inc./(1)/                         7,014,820    6,995,000
   625,000 TomoTherapy, Inc./(1)/                       12,560,863   12,225,000
                                                      ------------ ------------
                                                       118,775,001  256,031,200

           Minerals & Mining (1.46%)
   100,000 Haynes International, Inc./(1)/               7,823,001    6,950,000
   575,000 Kaiser Aluminum Corp.                        36,144,629   45,701,000
                                                      ------------ ------------
                                                        43,967,630   52,651,000

                    See Notes to Schedule of Investments.

   Shares                                              Cost          Value
-------------------------------------------------------------------------------
Common Stocks (continued)
-------------------------------------------------------------------------------
           Miscellaneous (0.76%)
 2,500,000 Liberty Acquisition Holdings Corp.,
            Units/(1)(6)/                         $   25,000,000 $   27,250,000

          Real Estate (1.79%)
2,500,000 CB Richard Ellis Group, Inc., Cl A/(1)/     24,312,255     53,875,000
1,376,000 HFF, Inc., Cl A/(1)/                        25,022,060     10,650,240
                                                  -------------- --------------
                                                      49,334,315     64,525,240

          Real Estate -- Home
           Building (0.48%)
1,100,000 Brookfield Homes Corp.                      25,136,699     17,380,000

          Real Estate -- REITs (1.51%)
  950,000 Digital Realty Trust, Inc.                  35,722,534     36,451,500
  905,000 DuPont Fabros Technology, Inc.              19,842,709     17,738,000
                                                  -------------- --------------
                                                      55,565,243     54,189,500

          Recreation and Resorts (7.62%)
2,000,000 Ameristar Casinos, Inc.                     64,188,948     55,080,000
1,250,000 Gaylord Entertainment Co./(1)/              37,368,434     50,587,500
2,964,000 Great Wolf Resorts, Inc./(1)(5)/            54,717,005     29,076,840
1,401,700 Penn National Gaming, Inc./(1)/             40,093,264     83,471,235
  500,000 Wynn Resorts, Ltd.                           3,524,270     56,065,000
                                                  -------------- --------------
                                                     199,891,921    274,280,575

          Restaurants (2.82%)
1,350,000 AFC Enterprises, Inc./(1)/                  19,817,261     15,282,000
1,850,000 Cheesecake Factory, Inc./(1)/               44,427,838     43,863,500
  220,000 Panera Bread Co., Cl A/(1)/                  5,815,466      7,880,400
3,117,800 Texas Roadhouse, Inc., Cl A/(1)/            39,336,295     34,482,868
                                                  -------------- --------------
                                                     109,396,860    101,508,768

          Retail -- Consumer
           Staples (2.81%)
3,250,000 Iconix Brand Group, Inc./(1)(5)/            54,910,650     63,895,000
1,500,000 NuCO2, Inc./(1)(5)/                         36,204,728     37,350,000
                                                  -------------- --------------
                                                      91,115,378    101,245,000

          Retail -- Specialty Stores (4.94%)
1,161,400 Build-A-Bear Workshop, Inc./(1)(5)/         32,632,519     16,201,530
2,564,856 Casual Male Retail Group, Inc./(1)(5)/      14,983,513     13,285,954
  900,000 Design Within Reach, Inc./(1)(5)/           10,936,300      3,330,000
1,250,000 DSW, Inc., Cl A/(1)/                        29,475,468     23,450,000
1,300,000 J. Crew Group, Inc./(1)/                    45,792,422     62,673,000
1,800,000 Penske Automotive Group, Inc.               34,504,900     31,428,000
1,600,000 Ulta Salon, Cosmetics & Fragrance,
           Inc./(1)/                                  35,487,168     27,440,000
                                                  -------------- --------------
                                                     203,812,290    177,808,484

          Transportation (3.18%)
2,000,000 Aircastle, Ltd.                             60,488,913     52,660,000
  600,000 Grupo Aeroportuario del Centro
           Norte, S.A.B. de C.V., ADR/(2)/            12,630,182     15,072,000
  500,000 Grupo Aeroportuario del Pacifico,
           S.A.B. de C.V., ADR/(2)/                   16,830,373     22,315,000
  400,000 Grupo Aeroportuario del Sureste,
           S.A.B. de C.V., ADR/(2)/                   11,806,186     24,488,000
                                                  -------------- --------------
                                                     101,755,654    114,535,000
                                                  -------------- --------------
Total Common Stocks                                2,373,574,162  3,278,232,311
                                                  -------------- --------------
-------------------------------------------------------------------------------
Private Equity Investments (1.26%)
-------------------------------------------------------------------------------
          Recreation and Resorts
3,500,000 Kerzner Intl. Holdings, Ltd.,
           Cl A/(1)(2)(3)/                            35,000,000     45,500,000
                                                  -------------- --------------
                      See Notes to Schedule of Investments

   Shares                                              Cost          Value
-------------------------------------------------------------------------------
Warrants (0.24%)
-------------------------------------------------------------------------------
          Apparel (0.24%)
  950,000 American Apparel,Inc. (formerly
           Endeavor Acquisition Corp.)
           Warrants Exp 12/14/2009/(1)/           $    2,107,775 $    8,550,000

          Retail -- Specialty Stores (0.00%)
  100,000 Casual Male Retail Group, Inc.
           Warrants Exp 07/02/2010/(1)(3)(5)/             49,000         42,000
                                                  -------------- --------------
Total Warrants                                         2,156,775      8,592,000
                                                  -------------- --------------

      Principal
         Amount
-------------------------------------------------------------------------------
   Short Term Investments (6.61%)
-------------------------------------------------------------------------------
                Short Term Money Market
                 Instruments
   $236,908,012 Repurchase Agreement with
                 Fixed Income Clearing Corp.,
                 dated 12/31/2007,
                 1.10% due 01/02/2008;
                 Proceeds at maturity -
                 $236,922,489;
                 (Fully collateralized by U.S.
                 Treasury Note,
                 3.625% due 12/31/2012;
                 Market value $241,650,938)    $  236,908,012 $  236,908,012
      1,155,647 State Street Eurodollar
                 Time Deposit,
                 2.10% due 01/02/2008               1,155,647      1,155,647
                                               -------------- --------------
   Total Short Term Investments                   238,063,659    238,063,659
                                               -------------- --------------
   Total Investments (99.17%)                  $2,648,794,596  3,570,387,970
                                               ==============
   Cash and Other Assets Less
    Liabilities (0.83%)                                           29,753,346
                                                              --------------
   Net Assets (Equivalent to $23.83 per share
    based on 151,100,355 shares outstanding)                  $3,600,141,316
                                                              ==============
----------------
%     Represents percentage of net assets.
/(1)/ Non-income producing securities.
/(2)/ Foreign domiciled corporation.
/(3)/ Restricted and Fair Valued Securities.
/(4)/ Represents securities or a portion thereof, in segregated custodian account.
/(5)/ An "affiliated" investment may include any company in which the Fund owns
      5% or more of its outstanding voting shares.
/(6)/ One unit consists of one common share and one warrant.
/ADR/ American Depositary Receipt.
/GDR/ Global Depositary Receipt.

                     See Notes to Schedule of Investments.

Baron iOpportunity Fund

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2007 (Unaudited)

   Shares                                               Cost        Value
--------------------------------------------------------------------------------
   Common Stocks (91.71%)
--------------------------------------------------------------------------------
           Advertising Services (6.02%)
    17,000 AirMedia Group, Inc., ADR/(1)(2)/         $   255,000 $   380,460
    12,000 Google, Inc., Cl A/(1)/                     1,572,728   8,297,760
   160,000 National CineMedia, Inc.                    3,902,852   4,033,600
                                                     ----------- -----------
                                                       5,730,580  12,711,820

           Business Services (9.11%)
    40,000 Constant Contact, Inc./(1)/                   640,000     860,000
    70,000 DealerTrack Holdings, Inc./(1)/             2,838,490   2,342,900
    20,000 FactSet Research Systems, Inc.              1,235,173   1,114,000
    50,000 IHS, Inc., Cl A/(1)/                        2,184,448   3,028,000
   435,000 LivePerson, Inc./(1)/                       2,420,602   2,322,900
   152,500 Monster Worldwide, Inc./(1)/                3,373,960   4,941,000
    50,000 NDS Group plc, ADR/(1)(2)/                  2,741,393   2,962,000
    50,000 Omniture, Inc./(1)/                         1,415,030   1,664,500
                                                     ----------- -----------
                                                      16,849,096  19,235,300

           Communications (19.74%)
   152,500 American Tower Corp., Cl A/(1)/             2,681,965   6,496,500
   200,000 Cogent Communications Group, Inc./(1)/      3,435,995   4,742,000
    92,000 Equinix, Inc./(1)/                          3,678,957   9,298,440
    25,000 Neutral Tandem, Inc./(1)/                     350,000     475,500
   148,000 NII Holdings, Inc./(1)/                    10,280,233   7,151,360
   200,000 SBA Communications Corp., Cl A/(1)/         4,166,828   6,768,000
   450,000 Terremark Worldwide, Inc./(1)/              2,488,229   2,925,000
   189,000 Time Warner Telecom, Inc., Cl A/(1)/        3,312,274   3,834,810
                                                     ----------- -----------
                                                      30,394,481  41,691,610

           Communications Equipment (4.91%)
    79,000 QUALCOMM, Inc.                              2,983,090   3,108,650
    64,000 Research in Motion, Ltd./(1)(2)/            1,745,889   7,257,600
                                                     ----------- -----------
                                                       4,728,979  10,366,250

           Computer Technology (3.94%)
    42,000 Apple, Inc./(1)/                            1,997,404   8,319,360

           Consulting (1.58%)
   190,000 Gartner, Inc./(1)/                          4,617,223   3,336,400

           Consumer Services (2.37%)
    68,900 Alibaba.com, Ltd., 144A/(1)(2)/               121,209     248,741
    10,000 MercadoLibre, Inc./(1)(2)/                    180,000     738,800
    35,000 priceline.com, Inc./(1)/                      693,828   4,020,100
                                                     ----------- -----------
                                                         995,037   5,007,641

           Energy Services (0.61%)
    83,000 Medis Technologies, Ltd./(1)/               1,866,494   1,280,690

           Financial Services -- Brokerage &
            Exchanges (13.96%)
   307,500 Bolsa de Mercadorias e Futuros, 144A/(2)/   3,983,746   4,318,820
   133,800 Bovespa Holding SA, 144A/(2)/               1,730,432   2,578,281
   360,000 Charles Schwab Corp.                        4,114,826   9,198,000
    10,250 CME Group, Inc.                             1,957,370   7,031,500
    19,500 IntercontinentalExchange, Inc./(1)/         2,688,873   3,753,750
    77,000 optionsXpress Holdings, Inc.                1,343,144   2,604,140
                                                     ----------- -----------
                                                      15,818,391  29,484,491

           Financial Services --
            Miscellaneous (3.51%)
    80,000 Bankrate, Inc./(1)/                         3,155,198   3,847,200
   110,000 Redecard SA, GDR 144A/(2)/                  3,758,990   3,559,556
                                                     ----------- -----------
                                                       6,914,188   7,406,756

           Gaming Services (1.14%)
    72,500 Scientific Games Corp., Cl A/(1)/           2,505,844   2,410,625

                      See Notes to Schedule of Investments


    Shares                                                Cost        Value
--------------------------------------------------------------------------------
 Common Stocks (continued)
--------------------------------------------------------------------------------
           Healthcare Services (2.01%)
    37,500 athenahealth, Inc./(1)/                    $    675,000 $  1,350,000
   215,544 HLTH Corp./(1)/                               2,969,924    2,888,290
                                                      ------------ ------------
                                                         3,644,924    4,238,290

           Information Services (0.98%)
    17,500 BladeLogic, Inc./(1)/                           297,500      517,475
   195,000 Dice Holdings, Inc./(1)/                      2,444,111    1,558,050
                                                      ------------ ------------
                                                         2,741,611    2,075,525

           Information Technology
            Services (1.05%)
    40,000 Fiserv, Inc./(1)/                             1,997,284    2,219,600

           Leisure (4.11%)
   120,000 Activision, Inc./(1)/                         1,653,134    3,564,000
    87,500 Electronic Arts, Inc./(1)/                    4,662,803    5,110,875
                                                      ------------ ------------
                                                         6,315,937    8,674,875

           Machinery & Electronics (1.00%)
   810,000 Kaboose, Inc. 144A/(1)(2)/                    2,242,972    2,109,226

           Media (6.88%)
   140,000 Knot, Inc./(1)/                               2,857,928    2,231,600
    50,000 Lamar Advertising Co., Cl A/(1)/              2,840,181    2,403,500
   185,000 News Corp., Cl A                              3,269,588    3,790,650
   224,000 TechTarget, Inc./(1)/                         2,957,332    3,310,720
   120,000 Yahoo!, Inc./(1)/                             2,120,135    2,791,200
                                                      ------------ ------------
                                                        14,045,164   14,527,670

           Real Estate (2.40%)
    52,500 CoStar Group, Inc./(1)/                       1,791,166    2,480,625
 1,060,000 Move, Inc./(1)/                               3,201,955    2,597,000
                                                      ------------ ------------
                                                         4,993,121    5,077,625

           Real Estate -- REITs (1.73%)
    67,000 Digital Realty Trust, Inc.                    2,660,382    2,570,790
    55,500 DuPont Fabros Technology, Inc.                1,186,000    1,087,800
                                                      ------------ ------------
                                                         3,846,382    3,658,590

           Retail -- Specialty Stores (1.05%)
   675,000 drugstore.com, Inc./(1)/                      2,118,615    2,227,500

           Software (3.61%)
   112,500 Allscripts Healthcare Solutions, Inc./(1)/    2,601,655    2,184,750
   200,000 Nuance Communications, Inc./(1)/              2,571,262    3,736,000
    20,000 VMware, Inc., Cl A/(1)/                         580,000    1,699,800
                                                      ------------ ------------
                                                         5,752,917    7,620,550
                                                      ------------ ------------
 Total Common Stocks                                   140,116,644  193,680,394
                                                      ------------ ------------
 ------------------------------------------------------------------------------
 Warrants (0.00%)
 ------------------------------------------------------------------------------
           Media
   200,000 Loudeye Corp.
            Warrants Exp 12/23/2010/(1)(3)/                      0            0
                                                      ------------ ------------

                     See Notes to Schedule of Investments.

    Principal
       Amount                                           Cost        Value
--------------------------------------------------------------------------------
  Short Term Investments (7.82%)
--------------------------------------------------------------------------------
              Short Term Money Market
               Instruments
  $16,001,946 Repurchase Agreement with Fixed
               Income Clearing Corp.,
               dated 12/31/2007,
               1.10% due 01/02/2008;
               Proceeds at maturity - $16,002,925;
               (Fully collateralized by U.S.
               Treasury Note,
               3.625% due 12/31/2012;
               Market value $16,326,406)            $ 16,001,946 $ 16,001,946
      507,712 State Street Eurodollar Time Deposit,
               1.20% due 01/02/2008                      507,712      507,712
                                                    ------------ ------------
  Total Short Term Investments                        16,509,658   16,509,658
                                                    ------------ ------------
  Total Investments (99.53%)                        $156,626,302  210,190,052
                                                    ============
  Cash and Other Assets Less Liabilities (0.47%)                      992,505
                                                                 ------------
  Net Assets (Equivalent to $13.20 per share based
   on 15,995,885 shares outstanding)                             $211,182,557
                                                                 ============
----------------
%      Represents percentage of net assets.
/(1)/  Non-income producing securities.
/(2)/  Foreign domiciled corporation.
/(3)/  Restricted and Fair Valued Securities.
/ADR/  American Depositary Receipt.
/GDR/  Global Depositary Receipt.
/144A/ Security is exempt from registration under Rule 144A of the Securities
       Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the
       Board of Trustees, unless otherwise noted.

                     See Notes to Schedule of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2007 (Unaudited)

       Shares                                Cost       Value
--------------------------------------------------------------------------------
Common Stocks (99.70%)
--------------------------------------------------------------------------------
                     Advertising
                      Services
                      (4.03%)
               6,000 Google, Inc., Cl
                      A/(1)/                $1,842,053 $ 4,148,880

                     Beverages (8.22%)
              50,000 Diageo plc, ADR/(2)/    3,358,276   4,291,500
              55,000 PepsiCo, Inc.           3,306,599   4,174,500
                                            ---------- -----------
                                             6,664,875   8,466,000

                     Business Services
                      (5.82%)
              44,000 Automatic Data
                      Processing, Inc.       1,750,786   1,959,320
              16,000 Ecolab, Inc.              700,606     819,360
              24,000 FedEx Corp.             2,625,349   2,140,080
              28,999 Iron Mountain,
                      Inc./(1)/                560,844   1,073,543
                                            ---------- -----------
                                             5,637,585   5,992,303

                     Communications
                      (6.20%)
              26,000 America Movil
                      S.A.B. de C.V.,
                      Series L ADR/(2)/      1,647,008   1,596,140
              84,000 American Tower
                      Corp., Cl A/(1)/       1,996,605   3,578,400
              25,000 NII Holdings,
                      Inc./(1)/              1,890,944   1,208,000
                                            ---------- -----------
                                             5,534,557   6,382,540

                     Computer
                      Technology
                      (7.32%)
              21,000 Apple, Inc./(1)/          913,796   4,159,680
              95,000 Microsoft Corp.         2,417,453   3,382,000
                                            ---------- -----------
                                             3,331,249   7,541,680

                     Consumer
                      Products
                      (3.99%)
              56,000 Procter & Gamble
                      Co.                    3,074,675   4,111,520

                     Consumer
                      Services
                      (0.47%)
              20,000 Western Union Co.         433,523     485,600

                     Distribution
                      (1.65%)
              42,000 Fastenal Co.            1,603,574   1,697,640

                     Energy Services
                      (10.83%)
              35,000 Diamond Offshore
                      Drilling, Inc.         2,763,137   4,970,000
              26,000 Transocean,
                      Inc./(1)(2)/           2,037,714   3,721,900
              48,000 XTO Energy, Inc.        2,357,221   2,465,280
                                            ---------- -----------
                                             7,158,072  11,157,180

                     Financial Services
                      -- Asset
                      Management (2.63%)
              36,000 AllianceBernstein
                      Holding L.P.           1,950,070   2,709,000

                      See Notes to Schedule of Investments

    Shares                                                Cost        Value
--------------------------------------------------------------------------------
 Common Stocks (continued)
--------------------------------------------------------------------------------

                     Financial Services
                      -- Banking
                      (2.11%)
              72,000 Wells Fargo &
                      Company              $ 2,529,498 $ 2,173,680

                     Financial Services
                      -- Brokerage &
                      Exchanges (7.05%)
             150,000 Charles Schwab
                      Corp.                  1,861,969   3,832,500
               5,000 CME Group, Inc.         1,121,168   3,430,000
                                            ---------- -----------
                                             2,983,137   7,262,500

                     Financial Services
                      -- Insurance
                      (1.38%)
                  10 Berkshire
                      Hathaway, Inc.,
                      Cl A/(1)/                901,365   1,416,000

                     Financial Services
                      --
                      Miscellaneous
                      (2.78%)
              55,000 American Express
                      Co.                    2,866,825   2,861,100

                     Food (3.21%)
              35,000 Cadbury
                      Schweppes plc,
                      ADR/(2)/               1,318,807   1,727,950
              17,600 Groupe Danone/(2)/      1,435,803   1,579,950
                                            ---------- -----------
                                             2,754,610   3,307,900

                     Healthcare
                      Services
                      (1.46%)
              26,000 Thermo Fisher
                      Scientific, Inc./(1)/  1,484,894   1,499,680

                     Healthcare
                      Services --
                      Insurance
                      (3.60%)
              32,000 UnitedHealth
                      Group, Inc.            1,127,801   1,862,400
              21,000 WellPoint, Inc./(1)/    1,102,400   1,842,330
                                            ---------- -----------
                                             2,230,201   3,704,730

                     Hotels and
                      Lodging (2.15%)
              35,000 Marriott
                      International,
                      Inc., Cl A             1,090,617   1,196,300
              23,000 Starwood Hotels &
                      Resorts
                      Worldwide, Inc.        1,313,982   1,012,690
                                            ---------- -----------
                                             2,404,599   2,208,990

                      See Notes of Schedule of Investments

    Shares                                             Cost        Value
--------------------------------------------------------------------------------
   Common Stocks (continued)
--------------------------------------------------------------------------------
            Industrial Services (2.16%)
     15,000 3M Co.                                  $ 1,334,197 $  1,264,800
     11,000 Boeing Co.                                1,044,998      962,060
                                                    ----------- ------------
                                                      2,379,195    2,226,860

            Media (6.37%)
    120,000 Comcast Corp., Cl A/(1)/                  2,728,525    2,174,400
     46,000 Lamar Advertising Co., Cl A/(1)/          2,469,984    2,211,220
     45,000 News Corp., Cl A                            675,541      922,050
     25,000 Time Warner, Inc.                           468,349      412,750
     36,000 Yahoo!, Inc./(1)/                           936,690      837,360
                                                    ----------- ------------
                                                      7,279,089    6,557,780

            Recreation and Resorts (3.34%)
     16,000 Las Vegas Sands Corp./(1)/                  466,280    1,648,800
     16,000 Wynn Resorts, Ltd.                        1,042,347    1,794,080
                                                    ----------- ------------
                                                      1,508,627    3,442,880

            Restaurants (1.66%)
     29,000 McDonald's Corp.                          1,695,636    1,708,390

            Retail -- Consumer Staples (6.98%)
     70,000 CVS Caremark Corp.                        2,299,353    2,782,500
     40,000 Macy's, Inc.                              1,416,754    1,034,800
     43,000 Target Corp.                              1,968,604    2,150,000
     30,000 Whole Foods Market, Inc.                  1,470,498    1,224,000
                                                    ----------- ------------
                                                      7,155,209    7,191,300

            Retail -- Specialty Stores (4.29%)
     45,000 Coach, Inc./(1)/                            920,629    1,376,100
     70,000 Home Depot, Inc.                          2,632,859    1,885,800
     25,000 Tiffany & Co.                               785,845    1,150,750
                                                    ----------- ------------
                                                      4,339,333    4,412,650
                                                    ----------- ------------
   Total Common Stocks                               79,742,451  102,666,783
                                                    ----------- ------------

   Principal Amount
   ------------------------------------------------ ----------- ------------
   Short Term Investments (0.13%)
   -------------------------------------------------------------------------
            Short Term Money Market Instruments
   $127,132 Repurchase Agreement with Fixed
             Income Clearing Corp., dated
             12/31/2007, 1.10% due 01/02/2008;
             Proceeds at maturity - $127,140;
             (Fully collateralized by U.S. Treasury
             Note, 3.625% due 12/31/2012;
             Market value $130,813)                     127,132      127,132
     10,757 State Street Eurodollar Time Deposit,
             1.20% due 01/02/2008                        10,757       10,757
                                                    ----------- ------------
   Total Short Term Investments                         137,889      137,889
                                                    ----------- ------------
   Total Investments (99.83%)                       $79,880,340  102,804,672
                                                    ===========
   Cash and Other Assets Less Liabilities (0.17%)                    171,358
                                                                ------------
   Net Assets (Equivalent to $12.72 per share based
    on 8,094,742 shares outstanding)                            $102,976,030
                                                                ============

----------------
%     Represents percentage of net assets.
/(1)/ Non-income producing securities.
/(2)/ Foreign domiciled corporation.
/ADR/ American Depositary Receipt.

                     See Notes to Schedule of Investments.

Notes to Schedules of Investments (Unaudited)

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

1.Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the price of such foreign currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures approved by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and certain Trustees. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

2. Cost of Investments for Income Tax Purposes.

Aggregate cost for federal income tax purposes is substantially the same as book cost.

At December 31, 2007 the aggregate gross unrealized appreciation (depreciation) of investments for income tax purposes were substantially as follows:

                                                                                                              Baron
                                Baron Asset     Baron Growth    Baron Small Cap   Baron /Opportunity   Fifth Avenue Growth
                                    Fund            Fund             Fund                     Fund             Fund
                              --------------   --------------   ---------------   ------------------   -------------------
Cost of investments           $2,636,161,516   $5,008,295,779    $2,648,834,494      $158,571,753          $80,327,530
                              ==============   ==============    ==============      ============          ===========
Unrealized appreciation        1,855,979,480    2,119,424,387     1,095,264,732        60,997,019           26,878,822
Unrealized depreciation         (108,426,559)    (307,170,421)     (173,711,256)       (9,378,720)          (4,401,680)
                              --------------   --------------    --------------      ------------          -----------
Net unrealized appreciation   $1,747,552,921   $1,812,253,966    $  921,553,476      $ 51,618,299          $22,477,142
                              ==============   ==============    ==============      ============          ===========

3. Transactions in "Affiliated" Companies/1/

                                BARON ASSET FUND

                                                             Balance of        Gross      Gross Sales    Balance of
                                                           Shares Held on    Purchases        and      Shares Held on      Value
                     Name of Issuer                        Sept. 30, 2007  and Additions   Reductions   Dec. 31, 2007  Dec. 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                                                 314,000                                     314,000  $110,920,500
Apollo International, Inc. S-A CV Pfd.                            105,264                                     105,264            --
Vail Resorts, Inc.                                              3,000,000                                   3,000,000   161,430,000
                                                                                                                       ------------
   Total investment in "affiliates" (6.26% of Net Assets)                                                              $272,350,500
                                                                                                                       ============



                                BARON GROWTH FUND

                                                             Balance of        Gross      Gross Sales    Balance of
                                                           Shares Held on    Purchases        and      Shares Held on      Value
                     Name of Issuer                        Sept. 30, 2007  and Additions  Reductions   Dec. 31, 2007   Dec. 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
Blue Nile, Inc./2/                                                800,000                                     800,000  $         --
Cheesecake Factory, Inc.                                        3,675,000                                   3,675,000    87,134,250
Chemed Corp.                                                    1,350,000                                   1,350,000    75,438,000
DeVry, Inc.                                                     3,700,000                                   3,700,000   192,252,000
Encore Acquisition Co.                                          3,100,000                                   3,100,000   103,447,000
FC Co-Investment Partners, L.P.
   (formerly Station Casinos, Inc.)                                     --     14,400,000                   14,400,000   144,000,000
Peet's Coffee & Tea, Inc.                                         700,000                                     700,000    20,349,000
Ralcorp Holdings, Inc.                                          1,400,000                                   1,400,000    85,106,000
Select Comfort Corp./2/                                         2,400,000                   2,400,000              --            --
SVB Financial Group                                             1,700,000                                   1,700,000    85,680,000
Steiner Leisure Ltd.                                              877,978                                     877,978    38,771,508
                                                                                                                       ------------
   Total investment in "affiliates" (12.13% of Net Assets)                                                             $832,177,758
                                                                                                                       ============



                              BARON SMALL CAP FUND

                                                             Balance of        Gross      Gross Sales    Balance of
                                                           Shares Held on    Purchases        and      Shares Held on      Value
                     Name of Issuer                        Sept. 30, 2007  and Additions  Reductions   Dec. 31, 2007   Dec. 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc./2/                                        2,250,000                     900,000       1,350,000  $         --
AeroVironment, Inc.                                             1,500,000                                   1,500,000    36,300,000
Build-A-Bear Workshop, Inc.                                     1,250,000                      88,600       1,161,400    16,201,530
Cash Systems, Inc.                                              1,000,000                                   1,000,000     4,420,000
Casual Male Retail Group, Inc.                                  2,564,856                                   2,564,856    13,285,954
Casual Male Retail Group, Inc., Warrants Exp 07/02/2010           100,000                                     100,000        42,000
Design Within Reach, Inc.                                         900,000                                     900,000     3,330,000
DTS, Inc.                                                       1,500,000                                   1,500,000    38,355,000
Great Wolf Resorts, Inc.                                        2,884,000         80,000                    2,964,000    29,076,840
Iconix Brand Group, Inc.                                        3,250,000                                   3,250,000    63,895,000
National CineMedia, Inc.                                        2,250,000        250,000                    2,500,000    63,025,000
NuCO2, Inc.                                                     1,500,000                                   1,500,000    37,350,000
Rubicon Technology, Inc.                                                       1,200,000                    1,200,000    28,500,000
Smart Balance, Inc./3/                                          1,671,000      1,829,000                    3,500,000    38,255,000
Smart Balance, Inc., Units/4/                                     525,000                     525,000              --            --
Smart Balance, Inc., Warrants Exp 12/16/2009 /4/                  129,000                     129,000              --            --
Stanley, Inc.                                                   1,623,700                                   1,623,700    51,990,874
                                                                                                                       ------------
   Total investment in "affiliates" (11.78% of Net Assets)                                                             $424,027,198
                                                                                                                       ============

-----------
/1/ An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the three months ended December 31, 2007.
/2/  As of December 31, 2007, no longer an affiliate.
/3/ Increase due to exercise of of units/warrants and additional purchases. /4/ Decrease due to exercise of of units/warrants.


For additional information regarding the Funds' other significant accounting policies, please refer to the Funds' most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Investment Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer

                                  Date:  February 29, 2008




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   February 29, 2008